United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas February 5, 2008
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1228    14559 SH       Sole                    14559
AT&T Inc.                      COM              00206r102      495    11901 SH       Sole                    11901
American Express Co            COM              025816109     1290    24800 SH       Sole                    24800
American Intl Group Inc        COM              026874107     1344    23050 SH       Sole                    23050
Amgen Inc                      COM              031162100     1027    22107 SH       Sole                    22107
Anadarko Pete Corp             COM              032511107      368     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      314     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1373    56575 SH       Sole                    56575
BP Amoco PLC ADR               COM              055622104      485     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      306    11535 SH       Sole                    11535
CSX Corp                       COM              126408103      264     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1505    37861 SH       Sole                    37861
Cisco Systems Inc              COM              17275r102     1919    70877 SH       Sole                    70877
Citigroup Inc.                 COM              172967101     1618    54956 SH       Sole                    54956
Coca Cola Co                   COM              191216100      957    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1703    70975 SH       Sole                    70975
EMC Corp.                      COM              268648102     1764    95212 SH       Sole                    95212
Exxon Mobil Corp               COM              302290101     1523    16259 SH       Sole                    16259
General Electric Co.           COM              369604103     2941    79345 SH       Sole                    79345
International Business Machine COM              459200101     2235    20675 SH       Sole                    20675
L3 Communications              COM              502424104     1703    16075 SH       Sole                    16075
Lowes Cos Inc                  COM              548661107     1287    56899 SH       Sole                    56899
Medtronic Inc                  COM              585055106     1009    20075 SH       Sole                    20075
Microsoft Corp                 COM              594918104     1716    48200 SH       Sole                    48200
Monsanto Co                    COM              61166w101     2467    22092 SH       Sole                    22092
Norwood Abbey Limited          COM              019619664        3    96000 SH       Sole                    96000
Oceaneering Intl               COM              675232102      269     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1766    78225 SH       Sole                    78225
Pepsico Inc                    COM              713448108     1490    19625 SH       Sole                    19625
Pfizer Inc                     COM              717081103      996    43836 SH       Sole                    43836
Pitney Bowes Inc               COM              724479100      624    16400 SH       Sole                    16400
Schlumberger Ltd               COM              806857108     1750    17790 SH       Sole                    17790
Scotts Companies               COM              810186106     1117    29850 SH       Sole                    29850
Southwestern Energy            COM              845467109     1663    29850 SH       Sole                    29850
Tellabs Inc                    COM              879664100      143    21850 SH       Sole                    21850
United Parcel Service          COM              911312106      876    12385 SH       Sole                    12385
United Technologies            COM              913017109     2524    32975 SH       Sole                    32975
Wal Mart Stores Inc            COM              931142103     3420    71957 SH       Sole                    71957
Whole Foods Market Inc.        COM              966837106      852    20875 SH       Sole                    20875
Windstream Corp                COM              9738w1041      195    15014 SH       Sole                    15014
Wyeth                          COM              983024100      742    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102     1390    21010 SH       Sole                    21010
iShares Russell 1000 Index Fun IDX              464287598      353 4440.000 SH       Sole                 4440.000
iShares Russell 2000 Growth In IDX              464287648     1052 12600.000 SH      Sole                12600.000
iShares Russell 2000 Index Fun IDX              464287655      749 9865.000 SH       Sole                 9865.000
iShares Russell Midcap         IDX              464287499      425 4100.000 SH       Sole                 4100.000
iShares S & P 500              IDX              464287200      695 4735.000 SH       Sole                 4735.000
ishares Dow Jones Select Divid IDX              464287168     1851 28700.000 SH      Sole                28700.000
ishares Dow Jones US Health Ca IDX              464287762      963 13625.000 SH      Sole                13625.000
ishares EAFE Index             IDX              464287465     1305 16620.000 SH      Sole                16620.000
ishares Russell 1000 Growth In IDX              464287614     6001 98735.000 SH      Sole                98735.000
ishares Russell Mid Cap Growth IDX              464287481     1159 10175.000 SH      Sole                10175.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Tablle Value Total: $67,214


List of Other Included Managers:
No.		13F File Number		Name